UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

Altrius Global Dividend ETF

Semi-Annual Report

January 31, 2024

ALTRIUS GLOBAL DIVIDEND ETF

ALTRIUS GLOBAL DIVIDEND ETF

Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Health Care	20.9%
Financials	18.5%
Industrials	18.2%
Consumer Staples	11.4%
Materials	9.4%
Energy	7.2%
Information Technology	4.7%
Consumer Discretionary	4.1%
Communication Services	2.4%
Real Estate	1.0%
Money Market Funds	2.0%
Other Assets in Excess of Liabilities[1]	0.2%
Total	100.0%

1.Cash, cash equivalents and other assets in excess of liabilities.

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Aerospace & Defense - 4.5%
BAE Systems PLC - ADR	2,641	$ 159,886
General Dynamics Corp.	311	82,412
Lockheed Martin Corp.	154	66,129
		308,427
Agricultural & Farm Machinery - 2.2%
CNH Industrial N.V.	12,684	152,208

Air Freight & Logistics - 2.2%
Deutsche Post AG - ADR	3,205	153,558

Asset Management & Custody Banks - 1.0%
Franklin Resources, Inc.	2,574	68,546

Automobile Manufacturers - 4.1%
Stellantis N.V.	6,209	136,350
Toyota Motor Corp. - ADR	748	149,375
		285,725

Biotechnology - 2.2%
AbbVie, Inc.	491	80,721
Gilead Sciences, Inc.	924	72,312
		153,033

Broadcasting - 1.1%
Paramount Global - Class B	5,164	75,343

Cargo Ground Transportation - 1.3%
Ryder System, Inc.	770	87,449

Commodity Chemicals - 3.0%
Dow, Inc.	1,320	70,752
LyondellBasell Industries N.V. - Class A	1,455	136,945
		207,697

Communications Equipment - 1.1%
Cisco Systems, Inc.	1,520	76,274

Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	273	81,985

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments (Continued)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Diversified Banks - 12.8%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	16,026	$149,522
Bank of America Corp.	2,434	82,780
BNP Paribas S.A. - ADR	4,350	145,769
Citigroup, Inc.	1,540	86,502
JPMorgan Chase & Co.	550	95,898
PNC Financial Services Group, Inc.	596	90,121
Royal Bank of Canada	1,457	142,218
U.S. Bancorp	2,336	97,037
		889,847

Drug Retail - 1.0%
Walgreens Boots Alliance, Inc.	3,052	68,884

Electrical Components & Equipment - 3.8%
Eaton Corp. PLC	752	185,052
Emerson Electric Co.	839	76,961
		262,013

Health Care Distributors - 1.5%
Cardinal Health, Inc.	928	101,328

Health Care Services - 1.3%
Cigna Group	288	86,674

Household Products - 1.2%
Procter & Gamble Co.	511	80,299

Industrial Conglomerates - 3.0%
3M Co.	641	60,478
Siemens AG - ADR	1,600	143,200
		203,678

Integrated Oil & Gas - 6.0%
BP PLC - ADR	3,985	139,873
Chevron Corp.	464	68,408
Exxon Mobil Corp.	690	70,938
TotalEnergies SE - ADR	2,138	139,355
		418,574
The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments (Continued)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Integrated Telecommunication Services - 1.3%
Verizon Communications, Inc.	2,191	$92,789

IT Consulting & Other Services - 1.4%
International Business Machines Corp.	531	97,523

Life & Health Insurance - 1.4%
Prudential PLC - ADR	4,532	93,722

Multi-line Insurance - 3.3%
American International Group, Inc.	1,210	84,107
AXA S.A. - ADR	4,312	144,215
		228,322

Oil & Gas Refining & Marketing - 1.2%
Phillips 66	583	84,133

Packaged Foods & Meats - 4.2%
Kraft Heinz Co.	2,026	75,225
Nestle S.A. - ADR	1,198	136,452
Tyson Foods, Inc. - Class A	1,399	76,610
		288,287

Paper & Plastic Packaging Products & Materials - 4.2%
Amcor PLC	14,118	133133
International Paper Co.	2,184	78,253
Packaging Corp. of America	506	83,935
		295,321

Pharmaceuticals - 15.9%
AstraZeneca PLC - ADR	2,054	136,879
Bayer AG - ADR	13,952	109,244
Bristol-Myers Squibb Co.	1,325	64,753
GSK PLC - ADR	3,740	147,506
Johnson & Johnson	442	70,233
Merck & Co., Inc.	682	82,371
Novartis AG - ADR	1,449	149,927
Pfizer, Inc.	2,358	63,855
The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments (Continued)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Pharmaceuticals - 15.9% (Continued)
Roche Holding AG - ADR	3,769	$132,443
Sanofi S.A. - ADR	2,709	135,179
		1,092,390

Semiconductors - 2.2%
Broadcom, Inc.	72	84,960
Intel Corp.	1,607	69,230
		154,190

Soft Drinks & Non-alcoholic Beverages - 1.0%
PepsiCo, Inc.	421	70,951

Specialty Chemicals - 1.0%
Eastman Chemical Co.	814	68,010

Steel - 1.2%
POSCO Holdings, Inc. - ADR		84,630

Tobacco - 4.0%
Altria Group, Inc.	1,846	74,061
British American Tobacco PLC - ADR	4,675	138,380
Philip Morris International, Inc.	708	64,322
		276,763
TOTAL COMMON STOCKS (Cost $6,354,972)		6,688,573

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Boston Properties, Inc.		68,495
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $61,010)	1,030	68,495

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 5.25%(a)	136,300	136,300
TOTAL SHORT-TERM INVESTMENTS (Cost $136,300)		136,300

TOTAL INVESTMENTS - 99.8% (Cost $6,552,282)		$ 6,893,368
Other Assets in Excess of Liabilities - 0.2%		12,829
TOTAL NET ASSETS - 100.0%		$ 6,906,197

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments (Continued)
January 31, 2024 (Unaudited)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
S.A. - Sociedad Anónima

(a) The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (Note 2)	$6,893,368
Dividends and interest receivable	15,714
Total assets	6,909,082
Liabilities:
Accrued investment advisory fees (Note 4)	2,885
Total liabilities	2,885
Net Assets	$ 6,906,197

Net Assets Consist of:
Paid-in capital	$6,326,430
Total distributable earnings (accumulated deficit)	579,767
Net Assets:	$6,906,197

Calculation of Net Asset Value Per Share:
Net Assets	$6,906,197
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	220,000
Net Asset Value per Share	$ 31.39
Cost of Investments in Securities	$6,552,282

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2024 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $2,095)	$96,264
Interest income	1,840
Total investment income	98,104

Expenses:
Investment advisory fees (Note 4)	16,207
Net expenses	16,207

Net Investment Income (Loss)	81,897

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	245,450
245,450
Net change in unrealized appreciation (depreciation) on:
Investments	(173,452)
(173,452)
Net realized and unrealized gain (loss) on investments:	71,998
Net Increase (Decrease) in Net Assets Resulting from Operations	$153,895

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

 STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023 (Unaudited)⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$ 81,897	$123,147
Net realized gain (loss) on investments	245,450	53,343
Net change in unrealized appreciation (depreciation) on investments	(173,452)	514,538
Net increase (decrease) in net assets resulting from operations	153,895	691,028

Distributions to Shareholders:
Net investment income	(82,549)	(122,818)
Total distributions to shareholders	(82,549)	(122,818)

Capital Share Transactions:
Proceeds from shares sold	1,200,493	6,904,119
Payments for shares redeemed	(1,529,416)	(308,555)
Net increase (decrease) in net assets derived from net change in capital share transactions	(328,923)	6,595,564
Net Increase (Decrease) in Net Assets	(257,577)	7,163,774

Net Assets:
Beginning of period	7,163,774	-
End of period	$6,906,197	$7,163,774

Changes in Shares Outstanding:
Shares outstanding, beginning of period	230,000	—
Shares sold	40,000	240,000
Shares repurchased	(50,000)	(10,000)
Shares outstanding, end of period	220,000	230,000

 (1) The Fund commenced operations on September 30, 2022.
The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
FINANCIAL HIGHLIGHTS
For the Period Ended January 31, 2024

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period Ended January 31, 2024 (Unaudited)	$31.15	0.38	0.24	0.62	(0.38)	(0.38)	$31.39	2.07%	$6,906	0.49%	2.48%	5%
September 30, 2022(6) to July 31, 2023	$24.62	0.95	6.33	7.28	(0.75)	(0.75)	$31.15	29.83%	$7,164	0.49%	3.88%	13%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Altrius Global Dividend ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 30, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital growth of capital and income.

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of January 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments
Common Stocks	$6,688,573	$—	$—	$6,688,573
Real Estate Investment Trusts	68,495	—	—	68,495
Money Market Funds	136,300	—	—	136,300
Total Investments in Securities	$6,893,368	$—	$—	$6,893,368

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended January 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended January 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended January 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended January 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended July 31, 2023, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(59,789)	$59,789

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Dividend-Paying Common Equity Security Risk. In selecting common equity securities in which the Fund will invest, the Sub-Adviser will consider the issuer’s history of paying regular periodic dividends to its common equity holders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends and could reduce or eliminate the payment of dividends in the future.

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Value Investing Risk. The Sub-Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Sub-Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Depositary Receipts. In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Those conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments may not successfully achieve the Fund’s investment objective given actual market trends. In addition, there is the risk that the Sub-Adviser’s investment process, techniques and analyses will not produce the desired investment results and the Fund may lose value as a result. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments. However, the Adviser may deviate from Sub-Adviser recommendations due to a clear error in a particular recommendation, compliance concerns (e.g., concentration limits), liquidity concerns, authorized participant-related concerns, or due to regulatory requirements.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

Altrius Capital Management, Inc. (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

 NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. As of the end of the fiscal period, there was no net securities lending income earned on collateral investments.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended January 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$342,773	$300,396

For the fiscal period ended January 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$872,854	$1,327,987

For the fiscal period ended January 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$191,078	$87,503

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2023 were as follows:

Tax cost of Investments	$6,646,800
Gross tax unrealized appreciation	690,005
Gross tax unrealized depreciation	(183,873)
Net tax unrealized appreciation (depreciation)	$506,132
Undistributed ordinary income	321
Undistributed long-term gain	1,968
Total distributable earnings	2,289
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$508,421

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended July 31, 2023, the Fund did not defer any post-October capital losses or qualified late year losses.

At July 31, 2023, the Fund did not have any capital loss carryforwards.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended January 31, 2024 and July 31, 2023, were as follows:

Fiscal Period Ended January 31, 2024	Fiscal Period Ended July 31, 2023
Ordinary Income	Ordinary Income
$82,549	$122,818

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to January 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

EXPENSE EXAMPLE
January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the fiscal period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period August 1, 2023 to January 31, 2024
Actual[1]	0.49%	$1,000.00	$1,020.70	$2.49
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.67	2.49

1
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

ALTRIUS GLOBAL DIVIDEND ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the certain representatives of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ALTRIUS GLOBAL DIVIDEND ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2023 was 41.73%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Fund designates the following amounts as foreign taxes paid for the year period July 31, 2023. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
11,098	0.05	61.98%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

ALTRIUS GLOBAL DIVIDEND ETF
MANAGEMENT OF THE FUND

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.

The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	49	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	49	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	49	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	49	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

ALTRIUS GLOBAL DIVIDEND ETF
Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additional Information (SAI).
MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

ALTRIUS GLOBAL DIVIDEND ETF
INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://altriusfunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://altriusfunds.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://altriusfunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
Altrius Capital Management, Inc.
1323 Commerce Drive
New Bern, North Carolina 28562

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

Altrius Global Dividend ETF
Symbol – DIVD
CUSIP – 02072L656

This material must be preceded or accompanied by a prospectus.

(b) Not applicable.

 Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	March 27, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	March 27, 2024